ETC Gavekal Asia Pacific Government Bond ETF SCHEDULE OF INVESTMENTS	June 30, 2023 (Unaudited)

		Principal Amount	Value
FOREIGN BONDS – 97.7%
AUSTRALIA – 4.6%
Australia Government Bond, Series 163, 1.00%, 11/21/2031	AUD	3,200,000	$1,676,868
CHINA – 12.5%
China Government Bond, Series INBK, 3.72%, 4/12/2051	CNY	30,000,000	4,613,017
HONG KONG – 4.6%
Hong Kong Government Bond, 2.24%, 8/27/2029	HKD	14,200,000	1,685,700
INDIA – 12.8%
India Government Bond, 6.54%, 1/17/2032	INR	400,000,000	4,700,361
INDONESIA – 14.6%
Indonesia Treasury Bond, Series FR87, 6.50%, 2/15/2031	IDR	80,000,000,000	5,384,260
JAPAN – 3.2%
Japan Government Five Year Bond, Series 156, 0.20%, 12/20/2027	JPY	170,000,000	1,185,177
MALAYSIA – 9.1%
Malaysia Government Bond, Series 0220, 2.63%, 4/15/2031	MYR	17,000,000	3,340,024
NEW ZEALAND – 4.5%
New Zealand Government Bond, Series 0532, 2.00%, 5/15/2032	NZD	3,300,000	1,643,704
PHILIPPINES – 4.7%
Philippine Government Bond
Series 7-64, 3.63%, 4/22/2028	PHP	100,000,000	1,626,568
Series 1064, 6.88%, 1/10/2029	PHP	5,000,000	93,502
			1,720,070
RUSSIA – 0.0%
Russian Federal Bond - OFZ, Series 6228, 7.65%, 4/10/2030(a)(b)	RUB	570,000,000	0
SINGAPORE – 4.6%
Singapore Government Bond, 1.63%, 7/1/2031	SGD	2,558,000	1,698,277
		Principal Amount	Value
FOREIGN BONDS (Continued)
SUPRANATIONAL – 18.1%
Asian Development Bank, 3.20%, 3/11/2026	CNY	10,000,000	$1,412,194
Asian Infrastructure Investment Bank (The), Series GMTN, 2.50%, 3/24/2025	CNY	11,000,000	1,512,209
European Bank for Reconstruction & Development, Series GMTN, 2.20%, 12/6/2023	CNY	8,000,000	1,101,094
European Investment Bank, Series EMTN, 2.70%, 4/22/2024	CNY	2,000,000	275,446
International Bank for Reconstruction & Development, Series GDIF, 2.00%, 2/18/2026	CNY	7,000,000	950,072
New Development Bank (The), 3.00%, 7/7/2025	CNY	10,000,000	1,388,271
			6,639,286
THAILAND – 4.4%
Thailand Government Bond, 2.00%, 12/17/2031	THB	60,000,000	1,636,287
TOTAL FOREIGN BONDS
(Cost $48,170,388)			35,923,031

		Number of Shares
SHORT-TERM INVESTMENTS – 1.2%

Invesco Government & Agency Portfolio - Institutional Class, 5.05%(c)		437,369	437,369
TOTAL SHORT-TERM INVESTMENTS
(Cost $437,369)			437,369
TOTAL INVESTMENTS – 98.9%
(Cost $48,607,757)			36,360,400
Other Assets in Excess of Liabilities – 1.1%			409,366
TOTAL NET ASSETS – 100.0%			$36,769,766

(a)	Security is considered illiquid and valued at fair value by the Trust’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. The total value of the security is $0 which represents approximately 0.0% of net assets as of June 30, 2023.
(b)	Level 3 security. The total value of this security is $0.
(c)	The rate is the annualized seven-day yield at period end.

ETC Gavekal Asia Pacific Government Bond ETF SCHEDULE OF INVESTMENTS (Concluded)	June 30, 2023 (Unaudited)

Currency Abbreviations
AUD	:	Australian Dollar
CNY	:	Chinese Yuan
HKD	:	Hong Kong Dollar
IDR	:	Indonesian Rupiah
INR	:	Indian Rupee
JPY	:	Japanese Yen
MYR	:	Malaysian Ringgit
NZD	:	New Zealand Dollar
PHP	:	Philippine peso
RUB	:	Russian Ruble
SGD	:	Singapore Dollar
THB	:	Thai Baht